NOTE PAYABLE, RELATED PARTIES (Details Narrative) (Credit Facility, Related Party, USD $)	Nov. 30, 2012	Dec. 31, 2011
Credit Facility | Related Party
Bank revolving credit facility		$ 200,000
Bank revolving credit facility balance	$ 198,000